Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies (Tables) [Line Items]
Schedule of Fair Value of Preferred Stock Warrant Liability	At December 31, 2023 and 2022, the fair value of the Company’s preferred stock warrant liability (see Note 7 for details) was classified as follows:
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$610,381	$610,381

Schedule of Fair Value Measurement Using Significant Inputs (Level 3)	The change in the fair value measurement using significant inputs (Level 3) is summarized below:
Balance at December 31, 2021	$647,373
Gain on revaluation of warrant liability	(36,992)
Balance at December 31, 2022	$610,381
Gain on revaluation of warrant liability	(290,264)
Balance at December 31, 2023	$320,117

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of Cash and Restricted Cash	The cash and restricted cash balances included in the balance sheets as of December 31, 2023 and 2022, are comprised of the following:
	December 31,
	2023	2022

Cash	$96,873	$475,870
Restricted cash	—	41,665,974
Total cash and restricted cash	$96,873	$42,141,844

Schedule of Total Provision Benefit For Income Taxes	The total provision benefit for income taxes is comprised of the following:
	December 31, 2023	December 31, 2022
Current expense	$(94,819)	$(599,159)
Deferred tax benefit	—	—
Change in valuation allowance	—	—
Total income tax (expense) benefit	$(94,819)	$(599,159)

Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets	The net deferred tax assets in the accompanying balance sheets included the following components:
	December 31, 2023	December 31, 2022
Deferred tax assets	$607,516	$596,692
Deferred tax liabilities	—	—
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Net deferred tax assets	$—	$—

Schedule of Deferred Tax Assets	The deferred tax assets as of December 31, 2023 and 2022 were comprised of the tax effect of cumulative temporary differences as follows:
	December 31, 2023	December 31, 2022
General and administration expenses before business combination	$607,516	$596,692
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Total	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Provision (Benefit) to the Company’s Effective Tax Rate	A reconciliation of the statutory federal income tax provision (benefit) to the Company’s effective tax rate is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(17.33)%	852.7%
Income tax provision (benefit)	3.67%	873.7%

Schedule of Class A Common Stock Subject to Possible Redemption	At December 31, 2023 and 2022, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:
Class A common stock subject to possible redemption, December 31, 2021	$178,500,000
Plus: Accretion of carrying value to redemption value	2,662,553
Less: redemption of shares	(167,693,708)
Class A common stock subject to possible redemption, December 31, 2022	$13,468,845
Less: Redemption	(5,638,880)
Plus: Accretion of carrying value to redemption value	606,346
Class A common stock subject to possible redemption, December 31, 2023	$8,436,311

Schedule of Basic and Diluted Net Income Per Share	The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of stock.
	For the Year Ended December 31,
	2023		2022
	Class A common stock	Class B Common stock	Class A common stock	Class B Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$(1,641,020)	$(895,213)	$(531,288)	$(136,448)
Denominator:
Weighted average shares outstanding	4,224,247	2,304,421	17,896,428	4,596,250
Basic and diluted net income per share	$(0.39)	$(0.39)	$(0.03)	$(0.03)